Net Loss Per Share (Details)	12 Months Ended
Mar. 31, 2025 shares
Net Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	1,024,126
Investor [Member]
Net Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	2,250